Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes

12.Income Taxes

For the three months ended March 31, 2025 and 2024, there was no current or deferred income tax expense or benefit due to the Company’s current year losses and full valuation allowance. As of March 31, 2025, the Company evaluated all available evidence and concluded that a valuation allowance is still required against its net deferred tax assets because it is more likely than not they will not be realized in the foreseeable future.

12.Income Taxes

During the years ended December 31, 2024 and 2023, the Company did not record a provision for income taxes because it has incurred net operating losses since inception and maintains a full valuation allowance against its deferred tax assets. The Company’s entire pre-tax loss for the years ended December 31, 2024 and 2023 were from U.S. operations and resulted in no tax expense or benefit.

A reconciliation of the Company’s total tax using the statutory income tax rate to the Company’s total tax using their effective income tax rate is as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Income tax at U.S. federal statutory rate	$(6,173)	$(3,643)
State taxes, net of federal benefit	—	—
Valuation allowance	5,735	3,604
Other	438	39
Total income tax	$—	$—

The Company’s significant components of deferred tax assets are as follows (in thousands):

	As of December 31,
	2024	2023
Federal net operating loss carryforwards	$9,903	$7,235
Capitalized research and development expense	8,652	5,665
Tax credits	417	417
Other	180	100
Net deferred tax assets before valuation allowance	19,152	13,417
Valuation allowance	(19,152)	(13,417)
Net deferred tax assets after valuation allowance	$—	$—

As of December 31, 2024 and 2023, the Company had a federal net operating loss, or NOL, carryforward of $47.2 million and $34.5 million, respectively. Of the federal net operating loss carryforwards, $0.4 million expires in 2037 and $46.8 million may be carried forward indefinitely.

As of December 31, 2024, the Company also has federal tax credits of $0.4 million, which begin to expire in 2039.

The future realization of tax benefits from existing temporary differences and tax attributes ultimately depends on the existence of sufficient future taxable income within the carryforward period. In assessing the realization of its deferred tax assets, the Company considered whether it is more likely than not that some portion or all of its deferred tax assets will not be realized. The Company considered projected future taxable income, scheduled reversal of deferred tax liabilities, and tax planning strategies in making this assessment. As of December 31, 2024, after consideration of all available evidence, both positive and negative, the Company maintained a full valuation allowance against its net deferred tax assets because it is more likely than not they will not be realized in the future. The change in the valuation allowance between the years ended December 31, 2024 and 2023 was an increase of $5.7 million.

The future realization of the Company’s net operating loss carryforwards and other tax attributes may also be limited by the change in ownership rules under the U.S. Internal Revenue Code Section 382. Under Section 382, if a corporation undergoes an ownership change (as defined), the corporation’s ability to utilize its net operating loss carryforwards and other tax attributes to offset income may be limited. The Company has not completed a study to assess whether an ownership changed has occurred or whether there have been multiple ownership changes.

The Company files income tax returns in the US federal and Texas. Therefore, the Company is subject to tax examination by various US taxing authorities. The Company is not currently under examination, and is not aware of any issues under review that could result in significant payments, accruals or material deviation from its tax positions. As of December 31, 2024, tax years from 2021 to present remain open to examination by the Company’s relevant taxing jurisdictions. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period.

The calculation and assessment of the Company’s income tax exposures generally involve the uncertainties in the application of complex tax laws and regulations for US federal and state jurisdictions. A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation, on the basis of the technical merits. As of December 31, 2024, the Company has not recorded any liabilities or interest and penalties related to uncertain tax positions in its financial statements. The Company recognizes accrued interest and penalties, if any, related to uncertain tax positions in tax expense in its financial statements.

Cara Therapeutics, Inc.
Income Taxes

15.Income Taxes

Cara has recognized a full tax valuation allowance against its deferred tax assets as of March 31, 2025 and December 31, 2024. The tax benefit related to the exercise of stock options is recognized as a deferred tax asset that is offset by a corresponding valuation allowance. As such, Cara’s effective tax rate is zero for each of the three months ended March 31, 2025 and 2024.

Historically, Cara’s benefit from income taxes related to state R&D tax credits exchanged for cash pursuant to the Connecticut R&D Tax Credit Exchange Program, which permits qualified small businesses engaged in R&D activities within Connecticut to exchange their unused R&D tax credits for a cash amount equal to 65% of the value of the exchanged credits. Cara did not exchange its R&D tax credit for cash during the three months ended March 31, 2025 and 2024. Therefore, there was no benefit from income taxes for either of the three months ended March 31, 2025 and 2024.

16.Income Taxes

The Company’s pre-tax loss of $71,265 is domestic. The Company’s benefit from income taxes is as follows:

	December 31,
	2024	2023	2022
Current:
Federal	$—	$—	$—
State	(398)	—	—
	(398)	—	—
Deferred:
Federal	—	—	—
State	—	—	—
	—	—	—
Benefit from income taxes	$(398)	$—	$—

Historically, the Company’s benefit from income taxes related to state R&D tax credits exchanged for cash. The State of Connecticut provides companies with the opportunity to exchange certain R&D credit carryforwards for cash in exchange for foregoing the carryforward of the R&D credit. The program provides for such exchange of the R&D credits at a rate of 65% of the annual R&D credit, as defined. In the fourth quarter of 2024, the Company decided to exchange its R&D tax credit incurred during the year ended December 31, 2023. The Company opted not to exchange its R&D tax credit incurred during the year ended December 31, 2024, and was not eligible to exchange its R&D tax credit for cash during the year ended December 31, 2022. Therefore, there was a benefit from income taxes of $398 for the year ended December 31, 2024 and no benefit from income taxes for the years ended December 31, 2023 and 2022.

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	December 31,
	2024	2023	2022
Income taxes using U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	(5.05)%	5.30%	(1.00)%
Impact of R&D tax credit on effective tax rate	2.59%	3.68%	4.91%
Impact of foreign tax credit on effective tax rate	(0.29)%	—%	—%
Stock option shortfalls and cancellations	(4.88)%	(1.22)%	(3.33)%
Permanent items and other	(0.65)%	(0.89)%	(1.86)%
Change in valuation allowance	(11.11)%	(27.34)%	(19.88)%
Provision to return	(1.05)%	(0.53)%	0.16%
	0.56%	0.00%	0.00%

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Valuation allowance	$(200,656)	$(192,791)

Net operating loss carryforwards	122,727	123,739
Federal and state tax credits	32,016	31,245
Stock-based compensation expense	1,619	3,855
Intangible asset amortization	34,823	33,162
Sales of future royalties and milestones	8,952	—
Other	519	2,101
Deferred tax assets	200,656	194,102

Other	—	(1,311)
Deferred tax liabilities:	—	(1,311)

Net deferred tax asset:	$—	$—

A 100% valuation allowance has been recorded on the deferred tax asset as of December 31, 2024 and 2023 because management believes it is more likely than not that the asset will not be realized. The change in the valuation allowance during 2024 and 2023 was an increase of $7,865 and $31,977, respectively.

The consolidated financial statements reflect expected future tax consequences of such positions presuming the taxing authorities possess full knowledge of the position and all relevant facts. As of December 31, 2024 and 2023, the Company had no unrecognized tax benefits or related interest and penalties accrued. In the event the Company determines that accrual of interest or penalties are necessary in the future, the amount will be presented as a component of income tax expense.

At December 31, 2024, the Company had federal and state net operating loss, or NOL, carryforwards of $475,440 and $403,138, respectively. The federal and state tax loss carryforwards will begin to expire in 2026 and 2027, respectively, unless previously utilized. The federal NOLs arising in 2018 and forward have an unlimited carryforward period and losses from 2018-2020 may be carried back five years due to the Coronavirus Aid, Relief, and Economic Security Act of 2020, or the CARES Act. The Company conducted a 382 analysis in the first quarter of 2021. This analysis showed a limited change of ownership had occurred, and thus the full amount of the Company’s NOL carryforwards and R&D tax credits could be utilized annually in the future to offset taxable income or tax, respectively. The Company also had federal and state R&D tax credit carryforwards of $28,557 and $4,379, respectively. The federal credits will begin expiring in 2025 unless previously utilized. The Connecticut credit carryforwards have no expiration period. Because of the NOL and research credit carryforwards, tax years 2006 through 2024 remain open to U.S. federal and state tax examinations.

The Inflation Reduction Act of 2022 included tax legislation that became effective early in 2023. Significant legislation for corporate taxpayers includes a corporate alternative minimum tax of 15.0% for companies with $1,000,000 or more in average net financial statement profits over the three previous years, as well as a 1.0% indirect excise tax on the repurchase of shares by a publicly traded company. The Company does not expect this legislation to have an effect on its tax provision.

Further, beginning in the Company’s tax year ending December 31, 2022, as a result of the Tax Cuts and Jobs Act of 2017, current R&D expenditures incurred in the United States must be capitalized for tax purposes, and amortized over a period of five years (fifteen years in the case of R&D performed outside the United States).